Note 16 - Summarised financial information on Harvest Fund Management Co., LTD (Detail) - Harvest Fund Management Co., LTD [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Summarised financial information on Harvest Fund Management Co., LTD [Line Items]
Total net revenues		€ 843	[1]	€ 1,016	[2]
Net income (loss)		199	[1]	237	[2]
Other comprehensive income		1	[1]	7	[2]
Total comprehensive income (loss), net of tax	[3]	200	[1]	244	[2]
Current assets		955		1,090
Non-Current assets		1,049		1,100
Total assets		2,004		2,190
Current liabilities		638		812
Non-Current liabilities		192		248
Total liabilities		830		1,060
Noncontrolling interests		50		47
Net assets of the equity method investee		€ 1,124	[4]	€ 1,083	[5]

[1]	December 31, 2023 numbers are based on 2023 unaudited financials
[2]	December 31, 2022 numbers are based on 2022 audited financials
[3]	The Group received dividends from Harvest Fund Management Co., Ltd. of € 28 million during the reporting period 2023 (2022: € 45 million)
[4]	December 31, 2023 numbers are based on 2023 unaudited financials
[5]	December 31, 2022 numbers are based on 2022 audited financials